PENSION AND OTHER POSTRETIREMENT BENEFITS - Reconciliation of Defined Benefit Plan Asset Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at beginning of fiscal year	$ 5,133	$ 4,489
Plan assets at end of fiscal year	5,305	5,133
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at beginning of fiscal year	766	984
Realized gains (losses), net	55	55
Unrealized gains (losses), net	(29)	(22)
Sales, net	(192)	(251)
Plan assets at end of fiscal year	600	766
Level 3 | Private equity funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at beginning of fiscal year	522	700
Realized gains (losses), net	47	78
Unrealized gains (losses), net	(25)	(71)
Sales, net	(144)	(185)
Plan assets at end of fiscal year	400	522
Level 3 | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at beginning of fiscal year	242	282
Realized gains (losses), net	8	(23)
Unrealized gains (losses), net	(4)	49
Sales, net	(59)	(66)
Plan assets at end of fiscal year	187	242
Level 3 | Fixed Income funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at beginning of fiscal year	0	0
Realized gains (losses), net	0	0
Unrealized gains (losses), net	0	0
Sales, net	11	0
Plan assets at end of fiscal year	11	0
Level 3 | Other
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at beginning of fiscal year	2	2
Realized gains (losses), net	0	0
Unrealized gains (losses), net	0	0
Sales, net	0	0
Plan assets at end of fiscal year	$ 2	$ 2